Expense Example - A C I Shares - JPMorgan Equity Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	618	815	1,028	1,641	249	462	797	1,611	73	227	395	883